Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories
12. Inventories

Inventories are valued at the lower of weighted average cost and net realisable value. Cost comprises direct costs and, where appropriate, a proportion of attributable production overheads. Net realisable value is the estimated selling price less the estimated costs necessary to make the sale.

	€ million	€ million
Inventories	2023	2022
Raw materials and consumables	1,815	2,062
Finished goods and goods for resale	3,662	4,248
Total inventories	5,477	6,310
Provision for inventories	(358)	(379)
	5,119	5,931
12. Inventories continued

	€ million	€ million
Provision for inventories	2023	2022
1 January	379	308
Charge to income statement	80	164
Reduction/(releases)	(63)	(66)
Currency translations	(32)	(12)
Others(a)	(6)	(15)
31 December	358	379
(a)Others include the amount relating to the acquisition/disposal of businesses and transfers.
Inventories with a value of €173 million (2022: €189 million) are carried at net realisable value, this being lower than cost. During 2023, a total expense of €413 million (2022: €407 million) was recognised in the income statement for inventory write-downs and losses.